UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06279

Harris Associates Investment Trust
(Exact name of registrant as specified in charter)

Two North LaSalle Street, Suite 500 Chicago, Illinois		60602-3790
(Address of principal executive offices)		(Zip code)

Kristi L. Rowsell Harris Associates L.P. Two North LaSalle Street, #500 Chicago, Illinois 60602		Paulita A. Pike K&L Gates LLP Three First National Plaza, #3100 Chicago, Illinois 60602
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 621-0600

Date of fiscal year end:	9/30/11

Date of reporting period:	6/30/11

Item 1. Schedule of Investments.

OAKMARK FUND

Schedule of Investments—June 30, 2011 (Unaudited)

Name	Shares Held	Value
Common Stocks—95.2%

Advertising—1.9%
Omnicom Group, Inc.	1,666,254	$80,246,793

Aerospace & Defense—3.6%
Northrop Grumman Corp.	1,240,000	85,994,000
The Boeing Co.	900,000	66,537,000
		152,531,000
Air Freight & Logistics—1.7%
FedEx Corp.	760,000	72,086,000

Asset Management & Custody Banks—3.2%
State Street Corp.	1,660,000	74,849,400
Bank of New York Mellon Corp.	2,489,630	63,784,321
		138,633,721
Broadcasting—1.5%
Discovery Communications, Inc., Class C (a)	1,700,140	62,140,117

Cable & Satellite—4.2%
Comcast Corp., Class A	4,220,000	102,250,600
DIRECTV, Class A (a)	1,499,155	76,187,057
		178,437,657
Catalog Retail—2.0%
Liberty Media Corp. - Interactive, Class A (a)	5,205,000	87,287,850

Communications Equipment—1.1%
Cisco Systems, Inc.	2,950,000	46,049,500

Computer & Electronics Retail—1.8%
Best Buy Co., Inc.	2,510,000	78,839,100

Computer Hardware—3.7%
Dell, Inc. (a)	5,120,000	85,350,400
Apple, Inc. (a)	220,000	73,847,400
		159,197,800
Consumer Finance—2.1%
Capital One Financial Corp.	1,694,800	87,570,316

Data Processing & Outsourced Services—4.8%
MasterCard, Inc., Class A	300,000	90,402,000
Automatic Data Processing, Inc.	1,275,000	67,167,000
Western Union Co.	2,290,000	45,868,700
		203,437,700
Department Stores—1.4%
Kohl’s Corp.	1,211,900	60,607,119

Distillers & Vintners—1.7%
Diageo PLC (b)	896,000	73,355,520

Name	Shares Held	Value
Common Stocks—95.2% (cont.)

Diversified Banks—1.8%
Wells Fargo & Co.	2,800,000	$78,568,000

Drug Retail—1.8%
Walgreen Co.	1,815,000	77,064,900

Electronic Manufacturing Services—2.3%
TE Connectivity, Ltd. (c)	2,629,500	96,660,420

Health Care Equipment—5.3%
Medtronic, Inc.	2,200,000	84,766,000
Covidien PLC (c)	1,540,000	81,974,200
Baxter International, Inc.	1,000,000	59,690,000
		226,430,200
Home Improvement Retail—1.8%
The Home Depot, Inc.	2,131,500	77,202,930

Housewares & Specialties—1.7%
Fortune Brands, Inc.	1,120,000	71,422,400

Hypermarkets & Super Centers—1.6%
Wal-Mart Stores, Inc.	1,270,000	67,487,800

Industrial Conglomerates—3.1%
Tyco International, Ltd. (c)	1,600,000	79,088,000
3M Co.	540,000	51,219,000
		130,307,000
Industrial Machinery—1.4%
Illinois Tool Works, Inc.	1,075,000	60,726,750

Integrated Oil & Gas—3.0%
Cenovus Energy, Inc. (c)	1,930,000	72,683,800
Exxon Mobil Corp.	660,000	53,710,800
		126,394,600
Internet Software & Services—2.6%
eBay, Inc. (a)	2,540,000	81,965,800
Google, Inc., Class A (a)	60,000	30,382,800
		112,348,600
Life & Health Insurance—1.5%
Aflac, Inc.	1,400,000	65,352,000

Motorcycle Manufacturers—1.5%
Harley-Davidson, Inc.	1,612,000	66,043,640

Movies & Entertainment—5.0%
Viacom, Inc., Class B	1,669,745	85,156,995
Time Warner, Inc.	1,942,566	70,651,125
The Walt Disney Co.	1,450,000	56,608,000
		212,416,120

Name	Shares Held/ Par Value	Value
Common Stocks—95.2% (cont.)

Oil & Gas Exploration & Production—1.4%
Encana Corp. (c)	1,890,000	$58,193,100

Other Diversified Financial Services—2.7%
JPMorgan Chase & Co.	1,630,000	66,732,200
Bank of America Corp.	4,471,000	49,002,160
		115,734,360
Packaged Foods & Meats—2.2%
Unilever PLC (b)	2,300,000	74,497,000
H.J. Heinz Co.	400,000	21,312,000
		95,809,000
Pharmaceuticals—5.3%
Merck & Co., Inc.	2,371,535	83,691,470
Bristol-Myers Squibb Co.	2,650,000	76,744,000
GlaxoSmithKline PLC (b)	1,565,000	67,138,500
		227,573,970
Property & Casualty Insurance—1.8%
Allstate Corp.	2,450,000	74,798,500

Restaurants—1.9%
McDonald’s Corp.	969,000	81,706,080

Semiconductor Equipment—1.7%
Applied Materials, Inc.	5,450,000	70,904,500

Semiconductors—4.0%
Texas Instruments, Inc.	2,650,000	86,999,500
Intel Corp.	3,850,000	85,316,000
		172,315,500
Specialized Consumer Services—1.3%
H&R Block, Inc.	3,428,600	54,994,744

Systems Software—3.8%
Oracle Corp.	2,600,000	85,566,000
Microsoft Corp.	2,950,000	76,700,000
		162,266,000

Total Common Stocks (Cost: $2,733,324,466)		$4,063,141,307

Short Term Investment—4.8%

Repurchase Agreement—4.8%
Fixed Income Clearing Corp. Repurchase Agreement, 0.01% dated 6/30/2011 due 7/1/2011, repurchase price $205,327,397, collateralized by a Federal Home Loan Mortgage Corp. Bond, with a rate of 3.250%, with a maturity of 11/10/2020, and with a fair value plus accrued interest of $209,433,938 (Cost: $205,327,340)	$205,327,340	205,327,340

Total Short Term Investment (Cost: $205,327,340)		$205,327,340

Total Investments (Cost: $2,938,651,806)—100.0%	4,268,468,647
Other Assets In Excess of Liabilities—0.0%(d)	361,718

Total Net Assets—100%	$4,268,830,365

(a)	Non-income producing security.
(b)	Represents a Sponsored American Depositary Receipt.
(c)	Represents a foreign domiciled corporation.
(d)	Amount rounds to less than 0.1%.

OAKMARK SELECT FUND

Schedule of Investments—June 30, 2011 (Unaudited)

Name	Shares Held	Value
Common Stocks—95.2%

Broadcasting—8.1%
Discovery Communications, Inc., Class C (a)	6,009,500	$219,647,225

Cable & Satellite—9.6%
Comcast Corp., Class A	5,950,000	144,168,500
DIRECTV, Class A (a)	2,247,949	114,240,768
		258,409,268
Catalog Retail—6.2%
Liberty Media Corp. - Interactive, Class A (a)	10,000,000	167,700,000

Computer & Electronics Retail—3.5%
Best Buy Co., Inc.	3,000,000	94,230,000

Computer Hardware—4.4%
Dell, Inc. (a)	7,113,000	118,573,710

Consumer Finance—4.1%
Capital One Financial Corp.	2,150,000	111,090,500

Data Processing & Outsourced Services—4.5%
MasterCard, Inc., Class A	400,000	120,536,000

Electronic Manufacturing Services—6.4%
TE Connectivity, Ltd. (b)	4,667,838	171,589,725

Health Care Equipment—4.0%
Medtronic, Inc.	2,800,000	107,884,000

Independent Power Producers & Energy Traders—4.7%
Calpine Corp. (a)	7,854,600	126,694,698

Integrated Oil & Gas—4.5%
Cenovus Energy, Inc. (b)	3,224,800	121,445,968

Internet Software & Services—4.1%
eBay, Inc. (a)	3,450,000	111,331,500

Movies & Entertainment—4.0%
Time Warner, Inc.	2,960,666	107,679,423

Oil & Gas Exploration & Production—4.0%
Newfield Exploration Co. (a)	1,580,000	107,471,600

Other Diversified Financial Services—6.3%
JPMorgan Chase & Co.	2,494,000	102,104,360
Bank of America Corp.	6,195,100	67,898,296
		170,002,656
Pharmaceuticals—4.3%
Bristol-Myers Squibb Co.	4,010,200	116,135,392

Semiconductors—8.8%
Texas Instruments, Inc.	3,800,000	124,754,000
Intel Corp.	5,047,000	111,841,520
		236,595,520

Name	Shares Held/ Par Value	Value
Common Stocks—95.2% (cont.)

Specialized Consumer Services—3.7%
H&R Block, Inc.	6,269,600	$100,564,384

Total Common Stocks (Cost: $1,730,321,745)		$2,567,581,569

Short Term Investment—4.5%

Repurchase Agreement—4.5%
Fixed Income Clearing Corp. Repurchase Agreement, 0.01% dated 6/30/2011 due 7/1/2011, repurchase price $120,780,542, collateralized by a Federal Home Loan Mortgage Corp. Bond, with a rate of 3.250%, with a maturity of 11/10/2020, and with a fair value plus accrued interest of $123,200,500 (Cost: $120,780,508)	$120,780,508	120,780,508

Total Short Term Investment (Cost: $120,780,508)		$120,780,508

Total Investments (Cost: $1,851,102,253)—99.7%		2,688,362,077
Other Assets In Excess of Liabilities—0.3%		8,536,553

Total Net Assets—100%		$2,696,898,630

(a)	Non-income producing security.
(b)	Represents a foreign domiciled corporation.

OAKMARK EQUITY AND INCOME FUND

Schedule of Investments—June 30, 2011 (Unaudited)

Name	Shares Held	Value
Common Stocks—69.4%

Aerospace & Defense—9.8%
General Dynamics Corp.	8,100,000	$603,612,000
L-3 Communications Holdings, Inc. (b)	5,400,000	472,230,000
ITT Corp.	8,000,000	471,440,000
Goodrich Corp.	4,293,700	410,048,350
Teledyne Technologies, Inc. (a)	1,097,314	55,260,733
		2,012,591,083
Apparel Retail—1.9%
The TJX Cos., Inc.	6,000,000	315,180,000
Foot Locker, Inc.	3,000,000	71,280,000
		386,460,000
Apparel, Accessories & Luxury Goods—0.2%
Carter’s, Inc. (a)	1,143,847	35,184,734

Application Software—0.2%
Mentor Graphics Corp. (a)	3,173,749	40,655,725

Broadcasting—1.7%
Scripps Networks Interactive, Inc., Class A	7,000,000	342,160,000

Catalog Retail—0.1%
HSN, Inc. (a)	724,470	23,849,552

Communications Equipment—0.0%(c)
Arris Group, Inc. (a)	552,700	6,416,847

Construction Materials—0.8%
Martin Marietta Materials, Inc.	1,990,528	159,182,524

Data Processing & Outsourced Services—2.0%
MasterCard, Inc., Class A	796,358	239,974,520
Broadridge Financial Solutions, Inc. (b)	6,900,000	166,083,000
		406,057,520
Distillers & Vintners—2.6%
Diageo PLC (d)	6,665,100	545,671,737

Diversified Metals & Mining—1.7%
Walter Energy, Inc. (b)	3,000,000	347,400,000

Drug Retail—1.5%
CVS Caremark Corp.	8,500,000	319,430,000

Electrical Components & Equipment—1.5%
Rockwell Automation Inc.	3,609,600	313,168,896

Electronic Manufacturing Services—1.0%
TE Connectivity, Ltd. (e)	5,817,000	213,832,920

Health Care Distributors—0.1%
PharMerica Corp. (a) (b)	1,810,000	23,095,600

Name	Shares Held	Value
Common Stocks—69.4% (cont.)

Health Care Equipment—8.0%
Hospira, Inc. (a)	8,000,000	$453,280,000
Varian Medical Systems, Inc. (a)	5,700,000	399,114,000
Boston Scientific Corp. (a)	48,448,000	334,775,680
CR Bard, Inc.	1,990,241	218,647,876
Kinetic Concepts, Inc. (a)	2,500,000	144,075,000
Steris Corp.	2,873,300	100,508,034
		1,650,400,590
Health Care Services—3.7%
Laboratory Corp. of America Holdings (a)	4,935,000	477,658,650
Quest Diagnostics, Inc.	2,751,638	162,621,806
Omnicare, Inc.	3,964,000	126,411,960
		766,692,416
Home Furnishings—0.9%
Mohawk Industries, Inc. (a)	2,500,000	149,975,000
Leggett & Platt, Inc.	1,327,656	32,368,253
		182,343,253
Home Improvement Retail—2.0%
The Home Depot, Inc.	11,500,000	416,530,000

Industrial Machinery—2.0%
Flowserve Corp.	2,200,000	241,758,000
Pentair, Inc.	4,200,000	169,512,000
		411,270,000
Integrated Oil & Gas—3.9%
Cenovus Energy, Inc. (e)	21,100,000	794,626,000

Life Sciences Tools & Services—0.5%
PerkinElmer, Inc.	3,500,000	94,185,000

Managed Health Care—2.5%
UnitedHealth Group, Inc.	10,000,000	515,800,000

Office Services & Supplies—0.1%
Mine Safety Appliances Co.	300,000	11,202,000

Oil & Gas Drilling—0.4%
Patterson-UTI Energy, Inc.	2,600,000	82,186,000

Oil & Gas Exploration & Production—5.3%
Apache Corp.	4,530,000	558,956,700
Concho Resources, Inc. (a)	3,470,600	318,774,610
Range Resources Corp.	2,480,000	137,640,000
Ultra Petroleum Corp. (a)	1,775,000	81,295,000
		1,096,666,310

Name	Shares Held/ Par Value		Value
Common Stocks—69.4% (cont.)

Packaged Foods & Meats—5.5%
Nestle SA (d) (f)	10,905,500		$677,744,108
Sara Lee Corp.	24,500,000		465,255,000
			1,142,999,108
Reinsurance—1.3%
PartnerRe, Ltd. (b) (e)	3,900,000		268,515,000

Semiconductors—2.1%
Texas Instruments, Inc.	13,157,000		431,944,310

Soft Drinks—1.3%
PepsiCo., Inc.	3,932,000		276,930,760

Specialized Finance—1.9%
CME Group, Inc., Class A	1,350,000		393,646,500

Specialty Stores—0.9%
Tractor Supply Co.	2,734,600		182,890,048

Tobacco—2.0%
Philip Morris International, Inc.	6,058,500		404,526,045

Total Common Stocks (Cost: $10,238,922,627)			$14,298,510,478

Fixed Income—21.3%

Asset Backed Securities—0.1%

Airlines—0.1%
Delta Air Lines Series 2001-1 Class A-2 Pass Through Trust, 7.111%, due 3/18/2013	$14,160,000		14,318,592

Corporate Bonds—0.2%

Paper Packaging—0.1%
Sealed Air Corp., 144A, 5.625%, due 7/15/2013 (g)	18,740,000		19,697,876

Property & Casualty Insurance—0.0%(c)
OneBeacon US Holdings, Inc., 5.875%, due 5/15/2013	3,589,000		3,752,429

Semiconductor Equipment—0.1%
ASML Holding NV, 5.75%, due 6/13/2017	EUR	9,660,000	14,709,849

Total Corporate Bonds (Cost: $30,950,642)			$38,160,154

Government and Agency Securities—21.0%

Canadian Government Bonds—0.2%
Canadian Government Bond, 4.25%, due 12/1/2021	CAD	36,046,750	50,309,968

New Zealand Government Bonds—0.1%
New Zealand Government Bond, 6.00%, due 11/15/2011	NZD	20,000,000	16,776,622

Name	Par Value	Value
Fixed Income—21.3% (cont.)

Government and Agency Securities—21.0% (cont.)

U.S. Government Agencies—3.7%
Federal National Mortgage Association, 0.206%, due 11/23/2012 (h)	$100,000,000	$100,055,700
Federal Home Loan Mortgage Corp., 0.21%, due 10/12/2012 (h)	95,400,000	95,430,814
Federal Farm Credit Bank, 0.076%, due 2/22/2012 (h)	93,700,000	93,675,544
Federal National Mortgage Association, 0.206%, due 8/23/2012 (h)	80,000,000	80,055,520
Federal Farm Credit Bank, 0.21%, due 10/12/2012 (h)	78,500,000	78,547,963
Federal Farm Credit Bank, 0.21%, due 11/5/2012 (h)	50,000,000	50,039,150
Federal Farm Credit Bank, 0.17%, due 8/20/2012 (h)	47,700,000	47,696,899
Federal Farm Credit Bank, 0.246%, due 6/26/2013 (h)	42,950,000	42,994,539
Federal Farm Credit Bank, 0.236%, due 4/26/2013 (h)	42,900,000	42,938,310
Federal Farm Credit Bank, 0.24%, due 12/6/2013 (h)	28,500,000	28,509,548
Federal Home Loan Mortgage Corp., 0.07%, due 1/13/2012 (h)	23,850,000	23,841,319
Federal Farm Credit Bank, 0.20%, due 6/12/2013 (h)	23,720,000	23,721,139
Federal Farm Credit Bank, 0.226%, due 12/20/2013 (h)	18,500,000	18,501,258
Federal Farm Credit Bank, 0.175%, due 4/12/2012 (h)	11,400,000	11,402,371
Federal National Mortgage Association, 1.25%, due 8/10/2015 (i)	9,500,000	9,510,925
Federal Home Loan Bank, 2.00%, due 12/24/2014 (i)	5,500,000	5,602,867
Federal National Mortgage Association, 1.00%, due 8/25/2015 (i)	5,000,000	5,006,200
Federal Home Loan Bank, 2.00%, due 9/16/2015 (i)	4,700,000	4,761,039
		762,291,105
U.S. Government Notes—17.0%
United States Treasury Note, 1.375%, due 7/15/2018 , Inflation Indexed	521,375,000	566,099,069
United States Treasury Note, 1.25%, due 7/15/2020 , Inflation Indexed	515,530,000	545,333,820
United States Treasury Note, 2.875%, due 1/31/2013	483,005,000	502,004,485
United States Treasury Note, 2.125%, due 1/15/2019 , Inflation Indexed	261,827,500	297,501,497
United States Treasury Note, 1.125%, due 6/15/2013	250,000,000	253,232,500
United States Treasury Note, 0.375%, due 8/31/2012	125,000,000	125,166,000
United States Treasury Note, 1.375%, due 11/15/2012	100,000,000	101,441,400
United States Treasury Note, 1.375%, due 10/15/2012	100,000,000	101,375,000
United States Treasury Note, 1.375%, due 9/15/2012	100,000,000	101,312,500
United States Treasury Note, 1.50%, due 7/15/2012	100,000,000	101,304,700
United States Treasury Note, 1.125%, due 12/15/2012	100,000,000	101,128,900
United States Treasury Note, 1.375%, due 5/15/2012	100,000,000	101,007,800
United States Treasury Note, 1.00%, due 4/30/2012	100,000,000	100,664,000
United States Treasury Note, 1.00%, due 3/31/2012	100,000,000	100,613,000
United States Treasury Note, 0.875%, due 2/29/2012	100,000,000	100,484,000
United States Treasury Note, 0.875%, due 1/31/2012	100,000,000	100,437,500
United States Treasury Note, 1.00%, due 12/31/2011	100,000,000	100,433,600

Name		Par Value	Value
Fixed Income—21.3% (cont.)

Government and Agency Securities—21.0% (cont.)

U.S. Government Notes—17.0% (cont.)
United States Treasury Note, 0.625%, due 6/30/2012		$100,000,000	$100,391,000
			3,499,930,771

Total Government and Agency Securities (Cost: $4,205,306,096)			$4,329,308,466

Total Fixed Income (Cost: $4,250,961,982)			$4,381,787,212

Short Term Investments—9.3%

Canadian Treasury Bills—4.2%
Canadian Treasury Bills, 1.14% - 1.42%, due 7/7/2011 - 6/7/2012 (j) (Cost: $853,966,241)	CAD	850,000,000	$875,158,899

Commercial Paper—2.4%
American Honda Finance Corp., 0.18% - 0.25%, due 7/18/2011 - 9/29/2011 (j)		$108,392,000	108,355,831
BP Capital Markets PLC 144A, 0.27%, due 9/12/2011 - 10/20/2011 (g) (j)		51,280,000	51,261,246
Johnson & Johnson, 144A, 0.09%, due 8/11/2011 (g) (j)		12,150,000	12,148,922
Medtronic, Inc. 144A, 0.11% - 0.15%, due 7/7/2011 - 9/16/2011 (g) (j)		94,115,000	94,103,341
Toyota Motor Credit Corp., 0.16% - 0.21%, due 8/1/2011 - 9/6/2011 (j)		150,000,000	149,976,158
Wal-Mart Stores, Inc., 144A, 0.08%, due 7/14/2011 (g) (j)		50,000,000	49,998,556
Wellpoint, Inc. 144A, 0.26% - 0.35%, due 7/13/2011 - 9/9/2011 (g) (j)		30,000,000	29,994,079
Total Commercial Paper (Cost: $495,821,300)			495,838,133

U.S. Government Notes—1.5%
United States Treasury Notes, 0.28% - 0.31%, due 9/30/2011 - 11/30/2011(j)		$300,000,000	300,808,600
Total U.S. Government Notes (Cost: $300,593,963)			300,808,600

Repurchase Agreement—1.2%
Fixed Income Clearing Corp. Repurchase Agreement, 0.01% dated 6/30/2011 due 7/1/2011, repurchase price $239,569,913, collateralized by Federal Home Loan Mortgage Corp. Bonds, with rates from 3.250% - 3.500%, with maturities from 8/18/2020 - 11/10/2020 and with an aggregate fair value plus accrued interest of $145,363,413, and by a Federal National Mortgage Association Bond, with a rate of 3.200%, with a maturity of 9/15/2020, and with a fair value plus accrued interest of $99,000,000 (Cost: $239,569,846)		$239,569,846	239,569,846

Total Short Term Investments (Cost: $1,889,951,350)			$1,911,375,478

Total Investments (Cost: $16,379,835,959)—100.0%			20,591,673,168

Liabilities In Excess of Other Assets—0.0%(c)	(5,578,767)

Total Net Assets—100%	$20,586,094,401

(a)	Non-income producing security.
(b)	See Note 2 in the Notes to Schedules of Investments regarding investments in affiliated issuers.
(c)	Amount rounds to less than 0.1%.
(d)	Represents a Sponsored American Depositary Receipt.
(e)	Represents a foreign domiciled corporation.
(f)	Fair value is determined in good faith in accordance with procedures established by the Board of Trustees.
(g)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, normally to qualified institutional buyers.

(h)	Floating Rate Note. Rate shown is as of June 30, 2011.
(i)	Step-Coupon.
(j)	The rate shown represents the annualized yield at the time of purchase; not a coupon rate.

Key to abbreviations:
CAD: Canadian Dollar
EUR: Euro
NZD: New Zealand Dollar

OAKMARK GLOBAL FUND

Global Diversification —June 30, 2011 (Unaudited)

			% of Equity Investments

United States 41.3%
		United States	41.3%
Europe 32.6%
		Switzerland	16.2%
	*	Germany	5.6%
	*	France	2.7%
	*	Spain	2.4%
		United Kingdom	2.2%
		Sweden	2.0%
	*	Ireland	1.5%
Asia 21.3%
		Japan	21.3%
Australasia 4.8%
		Australia	4.8%

*              Euro currency countries comprise 12.2% of equity investments.

OAKMARK GLOBAL FUND

Schedule of Investments—June 30, 2011 (Unaudited)

Name	Description	Shares Held	Value
Common Stocks—100.3%

Application Software—2.5%
SAP AG (Germany)	Develops Business Software	1,084,000	$65,629,423

Asset Management & Custody Banks—3.3%
Julius Baer Group, Ltd. (Switzerland) (a)	Asset Management	2,087,600	86,235,323

Automobile Manufacturers—4.3%
Toyota Motor Corp. (Japan)	Automobile Manufacturer	1,901,300	77,936,650
Daimler AG Registered (Germany)	Automobile Manufacturer	439,000	33,040,355
			110,977,005
Broadcasting—3.9%
Discovery Communications, Inc., Class C (United States) (a)	Media Management & Network Services	1,856,335	67,849,045
Societe Television Francaise 1 (France)	Broadcasting & Cable TV	1,847,200	33,591,104
			101,440,149
Building Products—2.1%
Assa Abloy AB, Class B (Sweden)	Develops, Designs & Manufactures Security Locks	1,972,800	53,022,197

Construction Materials—1.3%
Holcim, Ltd. (Switzerland) (a)	Produces & Markets Ready-Mixed Concrete, Cement, Clinker & Admixtures	447,000	33,734,344

Data Processing & Outsourced Services—2.6%
MasterCard, Inc., Class A (United States)	Transaction Processing Services	222,900	67,168,686

Distillers & Vintners—2.2%
Diageo PLC (United Kingdom)	Beverages, Wines & Spirits Manufacturer	2,743,700	56,056,605

Diversified Banks—2.4%
Banco Santander SA (Spain)	Retail, Commercial & Private Banking & Asset Management Services	5,387,000	62,206,607

Diversified Capital Markets—5.0%
Credit Suisse Group (Switzerland) (a)	Wealth Management & Investment Banking	1,966,000	76,465,299
UBS AG (Switzerland) (a)	Wealth Management & Investment Banking	2,903,620	52,943,794
			129,409,093
Electronic Components—4.5%
Hirose Electric Co., Ltd. (Japan)	Develops & Sells Electronic Equipment	769,500	78,570,151

Name	Description	Shares Held	Value
Common Stocks—100.3% (cont.)

Electronic Components—4.5% (cont.)
OMRON Corp. (Japan)	Component, Equipment & System Manufacturer	1,353,000	$37,444,680
			116,014,831
Electronic Manufacturing Services—3.0%
TE Connectivity, Ltd. (Switzerland)	Electronic Equipment, Instruments & Components	2,110,000	77,563,600

Fertilizers & Agricultural Chemicals—2.1%
Incitec Pivot, Ltd. (Australia)	Fertilizer Manufacturer & Supplier	13,290,500	55,023,269

Health Care Equipment—1.5%
Covidien PLC (Ireland)	Health Care Equipment & Supplies	705,600	37,559,088

Health Care Facilities—1.6%
Tenet Healthcare Corp. (United States) (a)	Hospitals & Health Care Facilities	6,721,147	41,939,957

Health Care Services—6.8%
Laboratory Corp. of America Holdings (United States) (a)	Medical Laboratory & Testing Services	1,110,600	107,494,974
Primary Health Care, Ltd. (Australia)	Health Care Service Provider	18,551,400	68,247,787
			175,742,761
Home Entertainment Software—3.8%
Square Enix Holdings Co., Ltd. (Japan)	Develops & Sells Entertainment Software for Video Game Consoles	5,400,000	96,858,580

Human Resource & Employment Services—2.5%
Adecco SA (Switzerland) (a)	Temporary Employment Services	1,013,400	64,968,493

Industrial Conglomerates—1.8%
Rheinmetall AG (Germany)	Automotive Pump Manufacturer	523,700	46,364,018

Industrial Machinery—5.0%
Snap-on, Inc. (United States)	Tool & Equipment Manufacturer	2,064,300	128,977,464

Investment Banking & Brokerage—3.9%
Daiwa Securities Group, Inc. (Japan)	Stock Broker	22,902,000	100,421,166

Movies & Entertainment—1.7%
Live Nation Entertainment, Inc. (United States) (a)	Live Events Producer, Operator, & Promoter	3,786,232	43,428,081

Office Electronics—4.5%
Canon, Inc. (Japan)	Computers & Information	1,658,200	78,476,393
Neopost SA (France)	Mailroom Equipment Supplier	428,650	36,823,978
			115,300,371
Oil & Gas Exploration & Production—2.4%
Apache Corp. (United States)	Oil & Natural Gas Exploration & Production	508,100	62,694,459

Name	Description	Shares Held/ Par Value	Value
Common Stocks—100.3% (cont.)

Packaged Foods & Meats—3.1%
Sara Lee Corp. (United States)	Manufactures & Markets Brand Name Products for Consumers Worldwide	2,729,832	$51,839,510
Nestle SA (Switzerland)	Food & Beverage Manufacturer	443,300	27,549,717
			79,389,227
Railroads—2.3%
Union Pacific Corp. (United States)	Rail Transportation Provider	579,600	60,510,240

Research & Consulting Services—3.3%
Equifax, Inc. (United States)	Information Management, Transaction Processing, Direct Marketing & Customer Relationship Management	2,005,000	69,613,600
Meitec Corp. (Japan)	Software Engineering Services	664,000	14,450,382
			84,063,982
Semiconductor Equipment—2.0%
Applied Materials, Inc. (United States)	Develops, Manufactures, Markets & Services Semiconductor Wafer Fabrication Equipment	3,921,400	51,017,414

Semiconductors—8.5%
Texas Instruments, Inc. (United States)	Designs & Supplies Digital Signal Processing, Analog Technologies & Microcontroller Semiconductors	2,350,600	77,170,198
Intel Corp. (United States)	Computer Component Manufacturer & Designer	3,314,800	73,455,968
ROHM Co., Ltd. (Japan)	Integrated Circuits & Semiconductor Devices Manufacturer	1,188,200	67,819,129
			218,445,295
Specialty Chemicals—2.0%
International Flavors & Fragrances, Inc. (United States)	Manufactures Flavors & Fragrance Products	817,000	52,484,080

Systems Software—4.4%
Oracle Corp. (United States)	Software Services	3,482,100	114,595,911

Total Common Stocks (Cost: $2,104,080,935)			$2,589,241,719

Short Term Investment—0.6%

Repurchase Agreement—0.6%
Fixed Income Clearing Corp. Repurchase Agreement, 0.01% dated 6/30/2011 due 7/1/2011, repurchase price $17,356,364, collateralized by a Federal Home Loan Mortgage Corp. Bond, with a rate of 3.250%, with a maturity of 11/10/2020, and with a fair value plus accrued interest of $17,705,875 (Cost: $17,356,359)		$17,356,359	17,356,359

Total Short Term Investment (Cost: $17,356,359)			$17,356,359

Total Investments (Cost: $2,121,437,294)—100.9%	2,606,598,078
Foreign Currencies (Cost: $1,445,673)—0.1%	1,451,778
Liabilities In Excess of Other Assets—(1.0)%	(26,517,334)

Total Net Assets—100%	$2,581,532,522

(a)           Non-income producing security.

OAKMARK GLOBAL SELECT FUND

Global Diversification —June 30, 2011 (Unaudited)

			% of Equity Investments

United States 40.5%
		United States	40.5%
Europe 35.7%
		Switzerland	21.2%
		United Kingdom	9.5%
	*	Germany	5.0%
Asia 19.0%
		Japan	19.0%
North America 4.8%
		Canada	4.8%

*          Euro currency countries comprise 5.0% of equity investments.

OAKMARK GLOBAL SELECT FUND

Schedule of Investments—June 30, 2011 (Unaudited)

Name	Description	Shares Held	Value
Common Stocks—97.0%

Application Software—4.9%
SAP AG (Germany)	Develops Business Software	420,400	$25,452,592

Automobile Manufacturers—6.7%
Toyota Motor Corp. (Japan)	Automobile Manufacturer	854,000	35,006,521

Cable & Satellite—4.7%
Comcast Corp., Class A (United States)	Cable Communication Networks Provider	1,024,000	24,811,520

Catalog Retail—4.3%
Liberty Media Corp. - Interactive, Class A (United States) (a)	Home & Internet Shopping Online Travel	1,340,000	22,471,800

Computer & Electronics Retail—3.9%
Best Buy Co., Inc. (United States)	Computer & Electronics Retailer	655,000	20,573,550

Computer Hardware—4.7%
Dell, Inc. (United States) (a)	Technology Products & Services	1,478,000	24,638,260

Consumer Finance—4.1%
Capital One Financial Corp. (United States)	Credit Card Products & Services Provider	410,000	21,184,700

Distillers & Vintners—4.8%
Diageo PLC (United Kingdom)	Beverages, Wines & Spirits Manufacturer	1,238,400	25,301,782

Diversified Capital Markets—4.9%
UBS AG (Switzerland) (a)	Wealth Management & Investment Banking	1,396,100	25,456,096

Electronic Manufacturing Services—4.9%
TE Connectivity, Ltd. (Switzerland)	Electronic Equipment, Instruments & Components	690,000	25,364,400

Health Care Equipment—4.4%
Medtronic, Inc. (United States)	Develops Therapeutic & Diagnostic Medical Products	600,000	23,118,000

Human Resource & Employment Services—6.5%
Adecco SA (Switzerland) (a)	Temporary Employment Services	528,200	33,862,599

Integrated Oil & Gas—4.7%
Cenovus Energy, Inc. (Canada)	Integrated Oil Company	650,000	24,479,000

Internet Software & Services—4.3%
eBay, Inc. (United States) (a)	Online Trading Community & Secure Online Payment Services	700,000	22,589,000

Investment Banking & Brokerage—5.3%
Daiwa Securities Group, Inc. (Japan)	Stock Broker	6,292,000	27,589,292

Packaged Foods & Meats—4.3%
Nestle SA (Switzerland)	Food & Beverage Manufacturer	363,000	22,559,322

Name	Description	Shares Held/ Par Value	Value
Common Stocks—97.0% (cont.)

Security & Alarm Services—4.4%
G4S PLC (United Kingdom)	Security Services	5,081,000	$22,817,007

Semiconductors—15.2%
ROHM Co., Ltd. (Japan)	Integrated Circuits & Semiconductor Devices Manufacturer	588,000	33,561,394
Intel Corp. (United States)	Computer Component Manufacturer & Designer	1,102,000	24,420,320
Texas Instruments, Inc. (United States)	Designs & Supplies Digital Signal Processing, Analog Technologies & Microcontroller Semiconductors	650,000	21,339,500
			79,321,214

Total Common Stocks (Cost: $461,570,684)			$506,596,655

Short Term Investment—3.8%

Repurchase Agreement—3.8%
Fixed Income Clearing Corp. Repurchase Agreement, 0.01% dated 6/30/2011 due 7/1/2011, repurchase price $20,031,203, collateralized by a Federal Home Loan Mortgage Corp. Bond, with a rate of 3.500%, with a maturity of 8/18/2020, and with a fair value plus accrued interest of $20,432,100 (Cost: $20,031,197)		$20,031,197	20,031,197

Total Short Term Investment (Cost: $20,031,197)			$20,031,197

Total Investments (Cost: $481,601,881)—100.8%			526,627,852
Foreign Currencies (Cost: $342,459)—0.1%			343,905
Liabilities In Excess of Other Assets—(0.9)%			(4,725,430)

Total Net Assets—100%			$522,246,327

(a)           Non-income producing security.

OAKMARK INTERNATIONAL FUND

Global Diversification —June 30, 2011 (Unaudited)

			% of Equity Investments
Europe 65.2%
		Switzerland	22.6%
		United Kingdom	10.5%
	*	France	9.3%
	*	Netherlands	6.7%
	*	Germany	6.3%
		Sweden	3.3%
	*	Italy	2.9%
	*	Spain	2.5%
	*	Ireland	1.1%
Asia 26.7%
		Japan	24.8%
		South Korea	1.9%
Australasia 5.8%
		Australia	5.8%
Latin America 1.4%
		Mexico	1.4%
North America 0.9%
		Canada	0.9%

*   Euro currency countries comprise 28.8% of equity investments.

OAKMARK INTERNATIONAL FUND

Schedule of Investments—June 30, 2011 (Unaudited)

Name	Description	Shares Held	Value

Common Stocks—98.9%

Advertising—2.6%
Publicis Groupe SA (France) (d)	Advertising & Media Services	4,210,800	$234,786,857

Aerospace & Defense—0.5%
BAE Systems PLC (United Kingdom)	Develops, Delivers & Supports Advanced Aerospace & Defense Systems	8,866,000	45,320,942

Apparel Retail—0.5%
Hennes & Mauritz AB (H&M) - Class B (Sweden)	Designs & Retails Fashion	1,418,000	48,894,233

Apparel, Accessories & Luxury Goods—0.8%
Cie Financiere Richemont SA (Switzerland)	Manufacturer & Retailer of Luxury Goods	1,152,000	75,429,795

Application Software—2.2%
SAP AG (Germany)	Develops Business Software	3,243,000	196,343,375

Asset Management & Custody Banks—0.2%
Schroders PLC (United Kingdom)	International Asset Management	805,000	19,987,016

Automobile Manufacturers—6.6%
Toyota Motor Corp. (Japan)	Automobile Manufacturer	6,412,000	262,835,849
Honda Motor Co., Ltd. (Japan)	Automobile & Motorcycle Manufacturer	5,549,000	212,641,016
Daimler AG Registered (Germany)	Automobile Manufacturer	1,548,000	116,506,763
			591,983,628
Brewers—2.2%
Heineken Holdings NV (Netherlands)	Produces Beers, Spirits, Wines & Soft Drinks	2,305,700	117,962,563
Foster’s Group, Ltd. (Australia)	Manufactures & Markets Alcoholic & Non-Alcoholic Beverages	13,558,600	74,892,761
			192,855,324
Broadcasting—2.5%
Societe Television Francaise 1 (France)	Broadcasting & Cable TV	7,570,000	137,659,516
Grupo Televisa SA (Mexico) (b)	Television Production & Broadcasting	3,327,300	81,851,580
			219,511,096
Building Products—3.5%
Assa Abloy AB, Class B (Sweden)	Develops, Designs & Manufactures Security Locks	9,028,400	242,652,881
Geberit AG, Registered Shares (Switzerland) (a)	Building Products	283,100	67,075,254
			309,728,135

Name	Description	Shares Held	Value

Common Stocks—98.9% (cont.)

Commodity Chemicals—1.3%
Orica, Ltd. (Australia)	Produces Industrial & Specialty Chemicals	3,949,800	$114,127,541

Construction Materials—1.7%
Holcim, Ltd. (Switzerland) (a)	Produces & Markets Ready-Mixed Concrete, Cement, Clinker & Admixtures	2,069,000	156,143,979

Distillers & Vintners—2.6%
Diageo PLC (United Kingdom)	Beverages, Wines & Spirits Manufacturer	10,174,400	207,873,427
Treasury Wine Estates, Ltd. (Australia) (a)	International Marketing & Distribution of Wine	5,578,000	20,341,136
			228,214,563
Diversified Banks—10.4%
Intesa Sanpaolo SPA (Italy)	Banking & Financial Services	95,257,200	253,619,891
BNP Paribas (France)	Commercial Bank	3,202,300	247,190,232
Banco Santander SA (Spain)	Retail, Commercial & Private Banking & Asset Management Services	19,361,000	223,571,955
Sumitomo Mitsui Financial Group, Inc. (Japan)	Commercial Bank	5,587,600	171,296,153
Bank of Ireland (Ireland) (a)	Commercial Bank	178,940,000	29,841,325
			925,519,556
Diversified Capital Markets—5.6%
Credit Suisse Group (Switzerland)	Wealth Management & Investment Banking	7,738,800	300,991,686
UBS AG (Switzerland) (a)	Wealth Management & Investment Banking	10,973,000	200,078,608
			501,070,294
Diversified Chemicals—1.6%
Akzo Nobel NV (Netherlands)	Produces & Markets Chemicals, Coatings & Paints	2,284,000	144,078,169

Diversified Support Services—0.7%
Brambles, Ltd. (Australia)	Provides Pallet & Plastic Container Pooling Services	8,551,400	66,220,458

Electronic Components—1.9%
OMRON Corp. (Japan)	Component, Equipment & System Manufacturer	6,082,600	168,337,778

Food Retail—1.5%
Koninklijke Ahold NV (Netherlands)	Retails Health & Beauty Supplies, Prescriptions Drugs, Wine & Liquor	8,594,000	115,478,323
Tesco PLC (United Kingdom)	Food Retailer	2,451,500	15,816,840
			131,295,163

Name	Description	Shares Held	Value

Common Stocks—98.9% (cont.)

Health Care Equipment—2.2%
Olympus Corp. (Japan)	Optoelectronic Products Manufacturer	5,914,900	$198,449,101

Human Resource & Employment Services—2.8%
Adecco SA (Switzerland) (a)	Temporary Employment Services	3,863,400	247,680,357

Industrial Conglomerates—1.2%
Koninklijke (Royal) Philips Electronics NV (Netherlands)	Electronics Manufacturer	4,067,900	104,472,420

Industrial Machinery—0.3%
Vallourec SA (France)	Steel Alloy & Tubing Manufacturer	240,246	29,261,499

Investment Banking & Brokerage—3.5%
Daiwa Securities Group, Inc. (Japan)	Stock Broker	71,299,000	312,633,339

Marine—1.8%
Kuehne + Nagel International AG (Switzerland)	Sea, Land & Rail Freight Transportation Businesses	1,046,700	158,856,878

Multi-line Insurance—2.7%
Allianz SE Registered (Germany)	Insurance, Banking & Financial Services	1,738,500	242,856,135

Office Electronics—3.0%
Canon, Inc. (Japan)	Computers & Information	5,598,300	264,946,562

Packaged Foods & Meats—3.6%
Nestle SA (Switzerland)	Food & Beverage Manufacturer	3,637,500	226,059,322
Danone (France)	Food Products	1,329,700	99,209,183
			325,268,505
Paper Packaging—2.6%
Amcor, Ltd. (Australia)	Packaging & Related Services	30,053,000	232,080,201

Pharmaceuticals—5.3%
Roche Holding AG (Switzerland)	Develops & Manufactures Pharmaceutical & Diagnostic Products	1,205,200	201,690,919
Novartis AG (Switzerland)	Pharmaceuticals	2,634,000	161,345,227
GlaxoSmithKline PLC (United Kingdom)	Pharmaceuticals	5,293,600	113,336,218
			476,372,364
Publishing—2.6%
Reed Elsevier PLC (United Kingdom)	Publisher & Information Provider	16,307,000	148,133,153
Thomson Reuters Corp. (Canada)	Electronic Information & Solutions Company	2,139,000	80,308,145
			228,441,298

Name	Description	Shares Held	Value

Common Stocks—98.9% (cont.)

Research & Consulting Services—1.4%
Experian Group, Ltd. (Ireland)	Credit & Marketing Services	5,567,500	$70,903,704
Meitec Corp. (Japan) (c)	Software Engineering Services	2,475,100	53,864,669
			124,768,373
Restaurants—0.8%
Sodexo (France)	Food & Facilities Management Services	935,800	73,362,126

Security & Alarm Services—4.2%
Secom Co., Ltd. (Japan)	On-Line Centralized Security Services, Home Security Systems, & Home Medical Services	4,105,700	196,092,373
G4S PLC (United Kingdom)	Security Services	39,716,500	178,353,011
			374,445,384
Semiconductors—4.5%
ROHM Co., Ltd. (Japan)	Integrated Circuits & Semiconductor Devices Manufacturer	4,088,000	233,331,594
Samsung Electronics Co., Ltd. (South Korea)	Consumer & Industrial Electronic Equipment Manufacturer	212,000	164,016,298
			397,347,892
Soft Drinks—0.5%
Fomento Economico Mexicano S.A.B. de C.V. (Mexico) (b)	Beverage Company	687,400	45,705,226

Specialty Chemicals—2.3%
Givaudan SA (Switzerland) (a)	Manufactures & Markets Fragrances	192,200	203,344,514

Specialty Stores—1.2%
Signet Jewelers, Ltd. (United Kingdom) (a)	Jewelry Retailer	2,361,890	110,560,071

Steel—1.2%
ArcelorMittal (Netherlands)	Manufactures Steel	3,034,600	105,592,976

Tobacco—1.3%
Japan Tobacco, Inc. (Japan)	Manufactures & Sells Tobacco, Food, & Pharmaceutical Products	30,140	115,872,679

Trading Companies & Distributors—1.0%
Wolseley PLC (United Kingdom)	Distributes Building Materials & Lumber Products	2,697,000	87,956,191
Total Common Stocks (Cost: $7,677,849,065)			$8,830,121,993

Name	Description	Par Value	Market Value

Short Term Investment—2.6%

Repurchase Agreement—2.6%
Fixed Income Clearing Corp. Repurchase Agreement, 0.01% dated 6/30/2011 due 7/1/2011, repurchase price $235,301,135, collateralized by Federal Home Loan Mortgage Corp. Bonds, with rates from 3.250% - 3.310%, with a maturity of 11/10/2020, and with an aggregate fair value plus accrued interest of $240,007,281 (Cost: $235,301,070)		$235,301,070	$235,301,070

Total Short Term Investment (Cost: $235,301,070)			$235,301,070

Total Investments (Cost: $7,913,150,135)—101.5%			9,065,423,063

Foreign Currencies (Cost: $9,282,923)—0.1%			9,319,918
Liabilities In Excess of Other Assets—(1.6)%			(142,239,925)

Total Net Assets—100%			$8,932,503,056

(a)  Non-income producing security.

(b)  Represents a Sponsored American Depositary Receipt.

(c)  See Note 2 in the Notes to Schedules of Investments regarding investments in affiliated issuers.

(d)  A portion of the security out on loan.

OAKMARK INTERNATIONAL SMALL CAP FUND

Global Diversification —June 30, 2011 (Unaudited)

			% of Equity Investments
Europe 49.0%
		United Kingdom	11.9%
		Switzerland	10.4%
	*	Germany	7.1%
	*	France	5.3%
	*	Italy	5.1%
	*	Greece	3.3%
		Norway	3.0%
	*	Netherlands	2.6%
		Sweden	0.3%
Asia 30.8%
		Japan	28.7%
		Malaysia	0.8%
		South Korea	0.8%
		Philippines	0.5%
Australasia 17.4%
		Australia	16.2%
		New Zealand	1.2%
Middle East 2.6%
		Israel	2.6%
Latin America 0.2%
		Mexico	0.2%

*     Euro currency countries comprise 23.4% of equity investments.

OAKMARK INTERNATIONAL SMALL CAP FUND

Schedule of Investments—June 30, 2011 (Unaudited)

Name	Description	Shares Held	Value

Common Stocks—97.8%

Advertising—2.0%
Asatsu-DK, Inc. (Japan) (a)	Advertising Services Provider	1,274,000	$33,296,019

Air Freight & Logistics—1.2%
Freightways, Ltd. (New Zealand) (b)	Express Package Services	7,915,800	20,986,362

Airport Services—2.7%
BBA Aviation PLC (United Kingdom)	Flight Support & Aftermarket Services & Systems Provider	13,143,700	45,881,612

Application Software—1.2%
NSD Co., Ltd. (Japan) (b)	Develops Computer Software	2,441,600	20,471,772

Asset Management & Custody Banks—8.6%
Julius Baer Group, Ltd. (Switzerland) (a)	Asset Management	1,477,600	61,037,226
MLP AG (Germany)	Asset Management	4,642,000	47,578,912
Azimut Holding SPA (Italy)	Investment Management Services	3,999,216	37,319,536
			145,935,674
Auto Parts & Equipment—4.8%
Toyota Industries Corp. (Japan)	Assembles Motor Vehicles & Manufactures Automotive Parts	1,269,800	41,719,409
Nifco, Inc (Japan)	Manufactures Synthetic Resinous Fasteners & Plastic Components For Automobiles & Home Electronic Appliances	1,523,000	40,182,001
			81,901,410
Broadcasting—2.4%
Ten Network Holdings, Ltd. (Australia)	Operates Commercial Television Stations	23,865,000	27,132,204
Media Prima Berhad (Malaysia)	Film Producer & Sports Promoter	13,951,000	13,398,874
Media Prima Berhad, Warrants (Malaysia) (a)	Film Producer & Sports Promoter	1,058,457	385,594
			40,916,672
Building Products—1.7%
Kaba Holding AG (Switzerland)	Provides Mechanical & Electronic Security Systems	65,800	28,585,727

Computer Hardware—1.1%
Wincor Nixdorf AG (Germany)	Banking Machines & Cash Registers Manufacturer	249,000	17,994,784

Construction & Engineering—2.0%
Wavin NV (Netherlands) (a)	Manufacturers Plastic Pipe Systems	2,317,000	34,960,766

Construction & Farm Machinery & Heavy Trucks—0.4%
Bucher Industries AG (Switzerland)	Manufactures Food Processing Machinery, Vehicles, & Hydraulic Components	30,684	6,766,356

Name	Description	Shares Held	Value

Common Stocks—97.8% (cont.)

Construction Materials—2.4%
Titan Cement Co. SA (Greece)	Cement & Building Materials Producer & Distributor	1,690,000	$40,682,498

Data Processing & Outsourced Services—0.8%
TKC Corp. (Japan)	Accounting, Tax & Law Database Consulting Services	595,900	13,575,313

Department Stores—2.8%
Myer Holdings, Ltd. (Australia)	Department Store Operator	17,087,800	48,384,677

Diversified Support Services—1.8%
gategroup Holding AG (Switzerland) (a)	Airlines Service Provider	699,400	30,862,611

Drug Retail—4.2%
Sugi Holdings Co., Ltd. (Japan)	Drug Store Operator	2,108,400	54,945,944
Matsumotokiyoshi Holdings Co., Ltd. (Japan)	Drug Store Operator	807,500	17,212,223
			72,158,167
Electrical Components & Equipment—2.6%
Nexans SA (France)	Manufactures Cables	244,000	22,963,990
Prysmian SpA (Italy)	Develops, Designs, Produces, Supplies & Installs Cable	1,083,700	21,797,082
			44,761,072
Electronic Components—3.1%
Hirose Electric Co., Ltd. (Japan)	Develops & Sells Electronic Equipment	514,000	52,482,206

Electronic Equipment & Instruments—2.6%
Orbotech, Ltd. (Israel) (a) (b)	Optical Inspection Systems	3,481,200	44,385,300

Fertilizers & Agricultural Chemicals—2.8%
Incitec Pivot, Ltd. (Australia)	Fertilizer Manufacturer & Supplier	11,609,800	48,065,095

Food Retail—0.3%
Lawson, Inc. (Japan)	Convenience Store Operator	96,300	5,041,979

Health Care Services—2.7%
Primary Health Care, Ltd. (Australia)	Health Care Service Provider	12,462,700	45,848,383

Health Care Supplies—2.6%
Ansell, Ltd. (Australia)	Manufactures Latex	2,902,000	44,073,590

Home Entertainment Software—3.8%
Square Enix Holdings Co., Ltd. (Japan)	Develops & Sells Entertainment Software for Video Game Consoles	3,618,000	64,895,249

Home Furnishing Retail—0.8%
Fourlis Holdings SA (Greece) (a)	Wholesales Electric & Electronic Appliances	2,351,100	14,115,110

Name	Description	Shares Held	Value

Common Stocks—97.8% (cont.)

Home Improvement Retail—1.7%
Carpetright PLC (United Kingdom)	Carpet Retailer	2,752,200	$28,755,620

Household Products—0.2%
Kimberly-Clark de Mexico S.A.B. de C.V., Class A (Mexico)	Hygiene Products Manufacturer, Marketer & Distributor	419,400	2,759,583

Human Resource & Employment Services—1.7%
Pasona Group, Inc. (Japan) (b)	Placement Service Provider	32,277	29,829,312

Industrial Conglomerates—1.5%
Rheinmetall AG (Germany)	Automotive Pump Manufacturer	290,400	25,709,587

Industrial Machinery—4.7%
Duerr AG (Germany)	Automotive Industry Machinery Manufacturer	691,800	28,089,979
Interpump Group SpA (Italy) (b)	Pump & Piston Manufacturer	2,914,600	24,936,976
Burckhardt Compression Holding AG (Switzerland)	Manufactures Reciprocating Compressors	43,000	13,093,072
Bobst Group AG (Switzerland) (a)	Manufactures Printing Presses & Packaging Producing Machinery	333,226	12,484,828
Interpump Group SpA, Warrants (Italy) (a) (b)	Pump & Piston Manufacturer	848,916	1,013,158
			79,618,013
Investment Banking & Brokerage—0.7%
Ichiyoshi Securities Co., Ltd. (Japan)	Stock Broker	2,057,800	12,652,767
D. Carnegie & Co. AB (Sweden) (a) (c)	Diversified Financials Services	2,314,000	0
			12,652,767
IT Consulting & Other Services—4.1%
Atea ASA (Norway)	Management & IT Consulting Services	4,723,200	49,681,955
Alten, Ltd. (France)	Consulting & Engineering Services	496,000	19,733,289
			69,415,244
Motorcycle Manufacturers—2.0%
Yamaha Motor Co., Ltd. (Japan) (a)	Motorcycle Manufacturer	1,857,000	33,954,462

Office Electronics—3.6%
Neopost SA (France)	Mailroom Equipment Supplier	385,000	33,074,143
Konica Minolta Holdings, Inc. (Japan)	Manufactures Photo Films for Medical, Printing, Office & General Use	3,388,900	28,161,904
			61,236,047
Packaged Foods & Meats—4.5%
Goodman Fielder, Ltd. (Australia)	Produces Food Products	49,521,500	56,301,170
Binggrae Co., Ltd. (South Korea)	Dairy Products Manufacturer	210,986	12,153,458

Name	Description	Shares Held/ Par Value	Value

Common Stocks—97.8% (cont.)

Packaged Foods & Meats—4.5% (cont.)
Alaska Milk Corp. (Philippines)	Milk Producer	30,330,300	$8,678,798
			77,133,426
Photographic Products—1.6%
Vitec Group PLC (United Kingdom) (b)	Photo Equipment & Supplies	2,875,766	28,154,327

Real Estate Services—2.7%
LSL Property Services PLC (United Kingdom) (b)	Residential Property Service Provider	10,375,000	46,582,197

Research & Consulting Services—1.0%
Bureau Veritas SA (France)	Provides Consulting Services	152,800	12,904,986
Cision AB (Sweden) (a)	Business & Communication Intelligence	627,820	4,714,705
			17,619,691
Soft Drinks—1.4%
Britvic PLC (United Kingdom)	Soft Drink Manufacturer & Marketer	3,710,400	23,492,514

Specialty Chemicals—3.0%
Taiyo Ink Manufacturing Co., Ltd. (Japan)	Manufactures & Sells Resist Inks	1,023,200	30,312,800
Sika AG (Switzerland)	Manufactures Construction Materials	8,660	20,878,763
			51,191,563
Specialty Stores—0.5%
JJB Sports PLC (United Kingdom) (a) (b)	Sportswear & Sports Equipment Retailer	29,284,528	8,930,044
JJB Sports PLC, Warrants (United Kingdom) (a) (b)	Sportswear & Sports Equipment Retailer	2,474,255	0
			8,930,044
Systems Software—0.5%
Exact Holding NV (Netherlands)	Develops & Markets Business Software	256,387	7,843,111

Trading Companies & Distributors—1.0%
Bunzl PLC (United Kingdom)	Outsourcing Solutions & Service Oriented Distribution	1,330,900	16,661,028
Total Common Stocks (Cost: $1,581,575,855)			$1,668,566,940

Short Term Investment—4.4%

Repurchase Agreement—4.4%
Fixed Income Clearing Corp. Repurchase Agreement, 0.01% dated 6/30/2011 due 7/1/2011, repurchase price $74,200,066, collateralized by a Federal Home Loan Mortgage Corp. Bond, with a rate of 3.500%, with a maturity of 8/18/2020, and with a fair value plus accrued interest of $75,688,438 (Cost: $74,200,045)		$74,200,045	74,200,045

Total Short Term Investment (Cost: $74,200,045)	$74,200,045

Total Investments (Cost: $1,655,775,900)—102.2%	1,742,766,985
Foreign Currencies (Cost: $2,856,039)—0.2%	2,862,960
Liabilities In Excess of Other Assets—(2.4)%	(40,393,524)

Total Net Assets—100%	$1,705,236,421

(a)	Non-income producing security.
(b)	See Note 2 in the Notes to Schedules of Investments regarding investments in affiliated issuers.
(c)	Fair value is determined in good faith in accordance with procedures established by the Board of Trustees.

THE OAKMARK FUNDS

Notes to Schedules of Investments (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES

Harris Associates Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust, organized on February 1, 1991.  The Trust consists of the following series (each individually referred to as “a Fund” or collectively as “the Funds”): Oakmark Fund (“Oakmark”), Oakmark Select Fund (“Select”), Oakmark Equity and Income Fund (“Equity and Income”), Oakmark Global Fund (“Global”), Oakmark Global Select Fund (“Global Select”), Oakmark International Fund (“International”), and Oakmark International Small Cap Fund (“Int’l Small Cap”).  Each Fund other than Select and Global Select is diversified.

Security valuation —

The Funds’ share prices or net asset values (“NAVs”) are calculated as of the close of regular session trading (usually 4:00 pm Eastern time) on the New York Stock Exchange (“NYSE”) on any day on which the NYSE is open for trading.  Equity securities principally traded on securities exchanges in the United States and over-the-counter securities are valued at the last sales price or the official closing price on the day of valuation, or lacking any reported sales that day, at the most recent bid quotation.  Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price (“NOCP”), or lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market.  Equity securities principally traded on securities exchanges outside the United States shall be valued, depending on local convention or regulation, at the last sales price, the last bid or asked price, the mean between the last bid and asked prices, or the official closing price, or shall be based on a pricing composite as of the close of the regular trading hours on the appropriate exchange or other designated time. Debt obligations and money market instruments maturing in more than 60 days from the date of purchase are valued at the latest bid quotation or at an evaluated price provided by an independent professional pricing service. Debt obligations and money market instruments maturing in less than 61 days from the date of purchase are valued at amortized cost, which approximates fair value. Options are valued at the last reported sales price on the day of valuation or, lacking any reported sale price on the valuation date, at the mean of the most recent bid and asked quotations or, if the mean is not available, at the most recent bid quotation.

Securities for which quotations are not readily available or securities that may have been affected by a significant event occurring between the close of a foreign market and the close of the NYSE are valued at fair value, determined by or under the direction of the pricing committee established by the Board of Trustees.  A significant event may include the performance of U.S. markets since the close of foreign markets.  The Funds may use a systematic fair valuation model provided by an independent professional pricing service to value foreign securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.  At June 30, 2011 Equity and Income and Int’l Small Cap held securities for which market quotations were not readily available and which were valued by the pricing committee at a fair value determined in good faith in accordance with procedures established by the Board of Trustees.

Fair value measurement—

Various inputs are used in determining the value of each Fund’s investments.  These inputs are prioritized into three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, and others)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from independent sources, and unobservable inputs reflect the Funds’ own assumptions based on the best information available.  The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

There were no significant transfers between level 1 and level 2 securities at the period ended June 30, 2011.

The following is a summary of the inputs used as of June 30, 2011 in valuing each Fund’s assets and liabilities.  Except for the industries or investment types separately stated below, the total amounts for common stocks, fixed-income and short-term investments in the table below are presented by industry or investment type in each Fund’s Schedule of Investments. Forward foreign currency contracts are presented by contract in the notes following the below summary:

	Quoted Prices
	in Active	Other
	Markets for	Significant	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(level 2)	(Level 3)
Oakmark
Common Stocks	$4,063,141,307	$0	$0
Short Term Investments	0	205,327,340	0
Total	$4,063,141,307	$205,327,340	$0
Select
Common Stocks	$2,567,581,569	$0	$0
Short Term Investments	0	120,780,508	0
Total	$2,567,581,569	$120,780,508	$0
Equity and Income
Common Stocks - Packaged Food & Meats	$0	$677,744,108	$0
Common Stocks - All Other	13,620,766,370	0	0
Fixed Income	0	4,381,787,212	0
Short Term Investments	0	1,911,375,478	0
Total	$13,620,766,370	$6,970,906,798	$0
Global
Common Stocks	$2,589,241,719	$0	$0
Short Term Investments	0	17,356,359	0
Forward Foreign Currency Contracts - Assets	0	954,434	0
Forward Foreign Currency Contracts - Liabilities	0	(35,414,972)	0
Total	$2,589,241,719	$(17,104,179)	$0
Global Select
Common Stocks	$506,596,655	$0	$0
Short Term Investments	0	20,031,197	0
Forward Foreign Currency Contracts - Assets	0	119,712	0
Forward Foreign Currency Contracts - Liabilities	0	(4,506,050)	0
Total	$506,596,655	$15,644,859	$0
International
Common Stocks	$8,830,121,993	$0	$0
Short Term Investments	0	235,301,070	0
Forward Foreign Currency Contracts - Assets	0	6,283,473	0
Forward Foreign Currency Contracts - Liabilities	0	(124,797,423)	0
Total	$8,830,121,993	$116,787,120	$0
Int’l Small Cap +
Common Stocks	$1,668,566,940	$0	$0	+
Short Term Investments	0	74,200,045	0
Forward Foreign Currency Contracts - Assets	0	856,454	0
Forward Foreign Currency Contracts - Liabilities	0	(32,924,297)	0
Total	$1,668,566,940	$42,132,202	$0

+ On September 30, 2010, Int’l Small Cap held a security classified as Level 3 within the Investment Banking and Brokerage category with a fair value of zero.  For the 9-month period ending June 30, 2011, the Funds had no purchases or sales of Level 3 securities.  The fair value of this holding remained at zero at June 30, 2011.

Foreign currency translations —

Certain Funds invest in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at current exchange rates obtained by a recognized bank, dealer, or independent pricing service on the day of valuation.  Purchases and sales of investments and dividend and interest income are converted at the prevailing rate of exchange on the respective dates of such transactions.

Forward foreign currency contracts—

Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price.  The Funds’ transactions in forward foreign currency contracts are limited to transaction and portfolio hedging.  The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk.  The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered and could exceed the net unrealized value shown in the tables below.  Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values.  Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rates.  Unrealized gain or loss on the contracts is measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the end of the period.

At June 30, 2011 Global, Global Select, International, and Int’l Small Cap held forward foreign currency contracts, each whose counter party is State Street Corporation, which are considered derivative instruments under FASB ASC Topic 815-10, as follows:

Oakmark Global Fund

	Contract Amount	Settlement Date	Valuation at 6/30/11	Unrealized Appreciation/ (Depreciation)
Foreign Currency Bought:
Japanese Yen	940,000,000	07/01/11	$11,676,370	$64,694
Swiss Franc	23,700,000	07/06/11	28,190,123	(109,736)
			$39,866,493	$(45,042)
Foreign Currency Sold:
Australian Dollar	6,480,000	08/12/11	$6,911,700	$(1,278,960)
Australian Dollar	7,700,000	09/12/11	8,181,336	(1,419,427)
Australian Dollar	12,620,000	09/16/11	13,402,428	(1,711,214)
Australian Dollar	51,550,000	09/21/11	54,713,088	(3,952,794)
Euro	40,300,000	03/21/12	57,957,946	(162,262)
Japanese Yen	940,000,000	07/01/11	11,676,370	(984,954)
Japanese Yen	2,130,000,000	07/20/11	26,461,446	(1,945,154)
Japanese Yen	1,480,000,000	08/03/11	18,387,894	(1,215,133)
Japanese Yen	2,260,000,000	08/15/11	28,080,848	(1,476,963)
Japanese Yen	4,450,000,000	09/07/11	55,299,997	(2,225,873)
Japanese Yen	2,060,000,000	09/16/11	25,601,363	(412,446)
Japanese Yen	10,549,000,000	09/21/11	131,106,507	(510,726)
Swedish Krona	99,790,000	12/21/11	15,615,766	(90,141)
Swiss Franc	23,700,000	07/06/11	28,190,123	(5,749,066)
Swiss Franc	20,500,000	07/19/11	24,385,747	(4,605,548)
Swiss Franc	20,800,000	08/03/11	24,744,790	(4,736,709)
Swiss Franc	157,100,000	03/21/12	187,340,504	(1,938,126)
			$718,057,853	$(34,415,496)

During the period ended June 30, 2011 the proceeds from forward foreign currency contracts opened for Global were $544,900,991 and the cost to close contracts was $231,250,248.

Oakmark Global Select Fund

	Contract Amount	Settlement Date	Valuation at 6/30/11	Unrealized Appreciation/ (Depreciation)
Foreign Currency Bought:
Euro	1,355,000	03/21/12	$1,948,710	$33,093
Japanese Yen	118,000,000	07/01/11	1,465,757	8,121
Swiss Franc	4,260,000	07/06/11	5,067,085	(19,725)
			$8,481,552	$21,489
Foreign Currency Sold:
Euro	5,985,000	03/21/12	$8,607,402	$(27,069)
Japanese Yen	118,000,000	07/01/11	1,465,757	(123,643)
Japanese Yen	280,000,000	07/20/11	3,478,500	(255,701)
Japanese Yen	176,000,000	08/03/11	2,186,668	(144,503)
Japanese Yen	315,000,000	08/15/11	3,913,924	(205,860)
Japanese Yen	435,000,000	09/07/11	5,405,730	(217,585)
Japanese Yen	120,000,000	09/16/11	1,491,342	(24,026)
Japanese Yen	2,655,000,000	09/21/11	32,997,230	(331,767)
Swiss Franc	4,260,000	07/06/11	5,067,085	(1,033,377)
Swiss Franc	3,600,000	07/19/11	4,282,375	(808,779)
Swiss Franc	3,420,000	08/03/11	4,068,614	(778,824)
Swiss Franc	41,630,000	03/21/12	49,643,445	(456,693)
			$122,608,072	$(4,407,827)

During the period ended June 30, 2011 the proceeds from forward foreign currency contracts opened for Global Select were $100,190,347 and the cost to close contracts was $39,715,131.

Oakmark International Fund

	Contract Amount	Settlement Date	Valuation at 6/30/11	Unrealized Appreciation/ (Depreciation)
Foreign Currency Bought:
Japanese Yen	3,600,000,000	07/01/11	$44,718,012	$247,764
Swiss Franc	79,000,000	07/06/11	93,967,076	(365,788)
			$138,685,088	$(118,024)
Foreign Currency Sold:
Australian Dollar	20,800,000	08/12/11	$22,185,704	$(4,114,664)
Australian Dollar	15,200,000	09/12/11	16,150,170	(2,801,986)
Australian Dollar	36,400,000	09/16/11	38,656,767	(4,905,287)
Australian Dollar	259,900,000	09/21/11	275,847,366	(12,236,152)
Euro	344,500,000	03/21/12	495,446,955	(1,390,405)
Japanese Yen	3,600,000,000	07/01/11	44,718,012	(3,772,163)
Japanese Yen	5,650,000,000	07/20/11	70,191,160	(5,159,680)
Japanese Yen	5,250,000,000	08/03/11	65,227,325	(4,310,439)
Japanese Yen	8,450,000,000	08/15/11	104,992,551	(5,522,275)
Japanese Yen	10,900,000,000	09/07/11	135,453,926	(5,452,137)
Japanese Yen	7,900,000,000	09/16/11	98,179,983	(1,581,710)
Japanese Yen	53,100,000,000	09/21/11	659,944,595	(3,280,221)
Swedish Krona	520,300,000	12/21/11	81,419,810	(3,353)
Swiss Franc	79,000,000	07/06/11	93,967,076	(19,163,553)
Swiss Franc	68,000,000	07/19/11	80,889,307	(15,276,941)
Swiss Franc	63,000,000	08/03/11	74,948,161	(14,346,764)
Swiss Franc	1,079,800,000	03/21/12	1,287,652,937	(15,078,196)
			$3,645,871,805	$(118,395,926)

During the period ended June 30, 2011 the proceeds from forward foreign currency contracts opened for International were $3,329,022,471 and the cost to close contracts was $1,064,196,409.

Oakmark Int’l Small Cap Fund

	Contract Amount	Settlement Date	Valuation at 6/30/11	Unrealized Appreciation/ (Depreciation)
Foreign Currency Bought:
Japanese Yen	1,265,000,000	07/01/11	$15,713,413	$87,061
Swiss Franc	17,600,000	07/06/11	20,934,437	(81,492)
			$36,647,850	$5,569
Foreign Currency Sold:
Australian Dollar	8,525,000	08/12/11	$9,092,939	$(1,686,419)
Australian Dollar	7,100,000	09/12/11	7,543,830	(1,308,823)
Australian Dollar	16,710,000	09/16/11	17,746,005	(2,227,158)
Australian Dollar	143,150,000	09/21/11	151,933,630	(10,263,289)
Euro	57,500,000	03/21/12	82,694,339	(232,168)
Japanese Yen	1,265,000,000	07/01/11	15,713,413	(1,325,496)
Japanese Yen	1,040,000,000	07/20/11	12,920,143	(949,746)
Japanese Yen	938,000,000	08/03/11	11,653,949	(770,132)
Japanese Yen	1,620,000,000	08/15/11	20,128,749	(1,058,708)
Japanese Yen	2,270,000,000	09/07/11	28,209,212	(1,135,445)
Japanese Yen	1,850,000,000	09/16/11	22,991,515	(370,400)
Japanese Yen	11,050,000,000	09/21/11	137,333,103	(700,415)
Norwegian Krona	114,448,000	12/21/11	20,967,358	(143,486)
Swedish Krona	10,611,000	12/21/11	1,660,476	(11,116)
Swiss Franc	17,600,000	07/06/11	20,934,437	(4,269,349)
Swiss Franc	10,350,000	07/19/11	12,311,828	(2,325,240)
Swiss Franc	11,200,000	08/03/11	13,324,117	(2,550,536)
Swiss Franc	81,980,000	03/21/12	97,760,500	(745,486)
			$684,919,543	$(32,073,412)

During the period ended June 30, 2011 the proceeds from forward foreign currency contracts opened for Int’l Small Cap were $531,996,548 and the cost to close contracts was $143,421,551.

Short sales —

Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or loss, unlimited in size, will be recognized upon the termination of the short sale. At June 30, 2011, none of the Funds had short sales.

Repurchase agreements —

Each Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price.

The Funds’ custodian receives delivery of the underlying securities collateralizing repurchase agreements.  It is the Funds’ policy that the value of the collateral be at least equal to 102% of the repurchase price, including interest. Harris Associates L.P. (the “Adviser”) is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest.  Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

Security lending —

Each Fund, except Oakmark, may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash, cash equivalents or U.S. Treasuries maintained on a current basis in an amount at least equal to the fair value of the securities loaned by the Fund. Collateral is marked to market and monitored daily. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the earnings on the collateral. The Fund would have the right to call the loan and attempt to obtain the securities loaned at any time on notice of not more than five business days. In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. In addition, there could be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period.

At June 30, 2011 International had securities on loan with a value of $193,728,018 and held as collateral for the loans U.S. Treasury securities with a value of $203,437,300.

Restricted securities —

The following investments, the sales of which are restricted to qualified institutional buyers, have been valued according to the securities valuation procedures for debt obligations and money market instruments (as stated in the Security valuation section) since their acquisition dates. These securities are priced using market quotations or at amortized cost and there are no unrestricted securities with the same maturity dates and yields for the issuer.

At June 30, 2011, Equity and Income held the following restricted securities:

Par	Security Name	Acquisition Date	Carrying Value	Original Cost	Value	Percentage of Net Assets
$3,000,000	Sealed Air Corporation, 144A, 5.625% due 7/15/2013	6/27/2003	$105.1114	$100.68	$3,153,342	0.02%
3,740,000	Sealed Air Corporation, 144A, 5.625% due 7/15/2013	8/20/2003	105.1114	96.41	3,931,166	0.02%
300,000	Sealed Air Corporation, 144A, 5.625% due 7/15/2013	8/21/2003	105.1114	96.79	315,334	0.00%
11,700,000	Sealed Air Corporation, 144A, 5.625% due 7/15/2013	4/6/2004	105.1114	103.31	12,298,034	0.06%
1,280,000	BP Capital PLC, 144A, 0.27% due 10/20/2011	6/17/2011	99.9294	99.9168	1,279,096	0.01%
50,000,000	BP Capital PLC, 144A, 0.27% due 9/12/2011	6/7/2011	99.9643	99.9453	49,982,150	0.24%
12,150,000	Johnson & Johnson, 144A, 0.09% due 8/11/2011	5/11/2011	99.9911	99.9898	12,148,922	0.06%
5,700,000	Medtronic, Inc., 144A, 0.11% due 7/27/2011	5/31/2011	99.9921	99.9921	5,699,547	0.03%
48,395,000	Medtronic, Inc., 144A, 0.11% due 7/28/2011	5/27/2011	99.9922	99.9918	48,391,235	0.24%
15,020,000	Medtronic, Inc., 144A, 0.15% due 7/07/2011	4/6/2011	99.9981	99.9975	15,019,709	0.07%
25,000,000	Medtronic, Inc., 144A, 0.11% due 9/16/2011	6/17/2011	99.9714	99.9765	24,992,850	0.12%
50,000,000	Wal-Mart Stores, Inc., 144A, 0.08% due 7/14/2011	6/8/2011	99.9971	99.9971	49,998,556	0.24%
20,000,000	WellPoint, Inc., 144A, 0.35% due 7/13/2011	4/12/2011	99.9928	99.9887	19,998,556	0.10%
10,000,000	WellPoint, Inc., 144A, 0.26% due 9/09/2011	6/8/2011	99.9552	99.9494	9,995,523	0.05%
					$257,204,020	1.26%

2. INVESTMENTS IN AFFILIATED ISSUERS

An issuer in which a Fund’s ownership represents 5% or more of the outstanding voting securities of the issuer is an affiliated issuer as defined under the Investment Company Act of 1940.  A schedule of each Fund’s investments in securities of affiliated issuers for the quarter ended June 30, 2011 is set forth below:

Schedule of Transactions with Affiliated Issuers

Oakmark Equity and Income Fund

Affiliates	Shares Held	Purchases (Cost)	Sales (Proceeds)	Dividend Income	Value September 30, 2010	Value June 30, 2011
Broadridge Financial Solutions, Inc.	6,900,000	$3,422,010	$0	$3,082,500	$154,372,500	$166,083,000
L-3 Communications Holdings, Inc.	5,400,000	45,964,141	0	7,020,000	343,553,512	472,230,000
PartnerRe, Ltd.	3,900,000	0	0	6,630,000	312,702,000	268,515,000
PharMerica Corp. (a)	1,810,000	12,268,897	1,228,132	0	6,575,986	23,095,600
Walter Energy, Inc.	3,000,000	0	0	1,125,000	243,870,000	347,400,000
TOTALS		$61,655,048	$1,228,132	$17,857,500	$1,061,073,998	$1,277,323,600

Schedule of Transactions with Affiliated Issuers

Oakmark International Fund

Affiliates	Shares Held	Purchases (Cost)	Sales (Proceeds)	Dividend Income	Value September 30, 2010	Value June 30, 2011
Meitec Corp.	2,475,100	$0	$0	$825,684	$45,985,626	$53,864,669
TOTALS		$0	$0	$825,684	$45,985,626	$53,864,669

Schedule of Transactions with Affiliated Issuers

Oakmark International Small Cap Fund

Affiliates	Shares Held	Purchases (Cost)	Sales (Proceeds)	Dividend Income	Value September 30, 2010	Value June 30, 2011
Freightways, Ltd.	7,915,800	$0	$0	$498,854	$17,133,075	$20,986,362
Interpump Group SpA (b)	2,914,600	0	18,675,469	460,166	33,048,030	24,936,976
Interpump Group SpA, Warrants (a) (b)	848,916	0	176,495	0	951,813	1,013,158
JJB Sports PLC (a)	29,284,528	15,839,866	0	0	8,424,985	8,930,044
JJB Sports PLC, Warrants (a)	2,474,255	0	0	0	0	0
LSL Property Services PLC	10,375,000	10,941,037	0	983,164	27,485,666	46,582,197
NSD Co., Ltd. (b)	2,441,600	12,056,418	2,581,820	935,258	18,857,189	20,471,772
Orbotech, Ltd. (a)	3,481,200	18,595,384	2,324,099	0	19,401,120	44,385,300
Pasona Group, Inc.	32,277	4,161,365	0	394,430	19,023,364	29,829,312
Vitec Group PLC	2,875,766	0	1,694,037	567,849	24,036,857	28,154,327
TOTALS		$61,594,070	$25,451,920	$3,839,721	$168,362,099	$225,289,448

(a) Non-income producing security.

(b) Due to transactions during the period ended June 30, 2011, the company is no longer an affiliated security.

3. FEDERAL INCOME TAXES

At June 30, 2011 the cost of investments for federal income tax purposes and related composition of unrealized gains and losses for each Fund were as follows:

Fund	Cost of Investments for Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Oakmark	2,942,820,883	1,354,718,737	(29,070,973)	1,325,647,764
Select	1,851,781,279	872,992,285	(36,411,487)	836,580,798
Equity and Income	16,379,835,970	4,253,295,160	(41,457,962)	4,211,837,198
Global	2,122,741,379	599,734,001	(115,877,302)	483,856,699
Global Select	483,427,497	63,129,562	(19,929,207)	43,200,355
International	7,984,882,599	1,370,590,420	(290,049,956)	1,080,540,464
Int’l Small Cap	1,674,039,545	210,443,529	(141,716,089)	68,727,440

4.  SUBSEQUENT EVENTS

Management has evaluated the possibility of subsequent events existing in the Funds’ schedule of investments. Management has determined that there are no material events that would require disclosure in the Funds’ schedule of investments through the date of the publication of this report.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)), the “Disclosure Controls”), within 90 days prior to the filing of this report, that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in this report is recorded, processed, summarized and reported, including ensuring that information required to be disclosed in this report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), attached hereto as Exhibits (a)(1) and (a)(2).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harris Associates Investment Trust

By:	/s/ Kristi L. Rowsell
Kristi L. Rowsell
Principal Executive Officer
Date:	August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kristi L. Rowsell
Kristi L. Rowsell
Principal Executive Officer
Date:	August 26, 2011

By:	/s/ Thomas E. Herman
Thomas E. Herman
Principal Financial Officer
Date:	August 26, 2011